Basis of Presentation and Summary of Significant Accounting Policies - Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash paid for interest (for the years ended December 31)	$ 300,528	$ 262,921	$ 238,826
Cash paid for income taxes, net (for the years ended December 31)	72,510	64,714	43,438
Purchases of property and equipment in current liabilities (as of December 31)	$ 29,924	$ 17,461	$ 22,725